Offsetting of financial assets and financial liabilities (Details 2) (CHF)	Dec. 31, 2014	Dec. 31, 2013
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	623,300,000,000	573,400,000,000
Offsetting	(595,000,000,000)	(547,800,000,000)
of which counterparty netting	(561,600,000,000)	(523,900,000,000)
of which cash collateral netting	(33,400,000,000)	(23,900,000,000)
Total net derivatives subject to enforceable master netting agreements	28,300,000,000	25,600,000,000
Total derivatives not subject to enforceable master netting agreements	9,100,000,000	11,300,000,000
Total net derivatives presented in the consolidated balance sheets	37,400,000,000	36,900,000,000
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	69,900,000,000	86,500,000,000
Securities sold under repurchase agreements, offsetting	(31,900,000,000)	(26,800,000,000)
Securities sold under repurchase agreements, net	38,000,000,000	59,700,000,000
Securities lending transactions, gross	10,800,000,000	6,600,000,000
Securities lending transactions, offsetting	(3,000,000,000)	0
Securities lending transactions, net	7,800,000,000	6,600,000,000
Obligation to return securities received as collateral, at fair value, gross	18,800,000,000	18,500,000,000
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	18,800,000,000	18,500,000,000
Total subject to enforceable master netting agreements, gross	99,500,000,000	111,600,000,000
Total subject to enforceable master netting agreements, offsetting	(34,900,000,000)	(26,800,000,000)
Total subject to enforceable master netting agreements, net	64,600,000,000	84,800,000,000
Total not subject to enforceable master netting agreements	32,400,000,000	32,000,000,000
Total, gross	131,900,000,000	143,600,000,000
Total, net	97,000,000,000	116,800,000,000
of which reported at fair value	54,732,000,000	76,104,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	28,300,000,000	25,600,000,000
Derivatives, financial instruments	8,500,000,000	9,900,000,000
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	19,800,000,000	15,700,000,000
Securities sold under repurchase agreements, net	38,000,000,000	59,700,000,000
Securities sold under repurchase agreements, financial instruments	38,000,000,000	59,700,000,000
Securities sold under repurchase agreements, cash collateral received/pledged	0	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	7,800,000,000	6,600,000,000
Securities lending transactions, financial instruments	7,600,000,000	6,200,000,000
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	200,000,000	400,000,000
Obligation to return securities received as collateral, at fair value, net	18,800,000,000	18,500,000,000
Obligation to return securities received as collateral, financial instruments	18,100,000,000	17,500,000,000
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	700,000,000	1,000,000,000
Total financial liabilities subject to enforceable, net	92,900,000,000	110,400,000,000
Total financial liabilities subject to enforceable, financial instruments	72,200,000,000	93,300,000,000
Total financial liabilities subject to enforceable, cash collateral received/pledged	0	0
Total financial liabilities subject to enforceable, net exposure	20,700,000,000	17,100,000,000
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	36,900,000,000	36,500,000,000
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	500,000,000	400,000,000
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(34,900,000,000)	(26,800,000,000)
Total, gross	105,000,000,000	120,800,000,000
Total, net	70,100,000,000	94,000,000,000
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	26,900,000,000	22,800,000,000
Total, net	26,900,000,000	22,800,000,000
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	256,100,000,000	267,200,000,000
Offsetting	(255,800,000,000)	(267,000,000,000)
Total net derivatives subject to enforceable master netting agreements	300,000,000	200,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	300,000,000	200,000,000
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	352,700,000,000	290,100,000,000
Offsetting	(326,100,000,000)	(265,700,000,000)
Total net derivatives subject to enforceable master netting agreements	26,600,000,000	24,400,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	26,600,000,000	24,400,000,000
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,500,000,000	16,100,000,000
Offsetting	(13,100,000,000)	(15,100,000,000)
Total net derivatives subject to enforceable master netting agreements	1,400,000,000	1,000,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,400,000,000	1,000,000,000
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	460,400,000,000	440,200,000,000
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	250,000,000,000	262,100,000,000
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	210,400,000,000	178,100,000,000
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	0
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	99,200,000,000	68,400,000,000
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	99,000,000,000	68,200,000,000
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200,000,000	200,000,000
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	29,000,000,000	33,700,000,000
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,000,000,000	18,600,000,000
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,000,000,000	15,100,000,000
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,600,000,000	26,300,000,000
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	6,100,000,000	5,100,000,000
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	19,500,000,000	21,200,000,000
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	9,100,000,000	4,800,000,000
Other products | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	0
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8,800,000,000	4,000,000,000
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300,000,000	800,000,000
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	623,600,000,000	573,200,000,000
Offsetting	(595,300,000,000)	(547,600,000,000)
of which counterparty netting	(561,600,000,000)	(523,700,000,000)
of which cash collateral netting	(33,700,000,000)	(23,900,000,000)
Total net derivatives subject to enforceable master netting agreements	28,300,000,000	25,600,000,000
Total derivatives not subject to enforceable master netting agreements	9,100,000,000	11,400,000,000
Total net derivatives presented in the consolidated balance sheets	37,400,000,000	37,000,000,000
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	69,900,000,000	86,500,000,000
Securities sold under repurchase agreements, offsetting	(31,900,000,000)	(26,800,000,000)
Securities sold under repurchase agreements, net	38,000,000,000	59,700,000,000
Securities lending transactions, gross	10,800,000,000	6,600,000,000
Securities lending transactions, offsetting	(3,000,000,000)	0
Securities lending transactions, net	7,800,000,000	6,600,000,000
Obligation to return securities received as collateral, at fair value, gross	18,800,000,000	18,500,000,000
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	18,800,000,000	18,500,000,000
Total subject to enforceable master netting agreements, gross	99,500,000,000	111,600,000,000
Total subject to enforceable master netting agreements, offsetting	(34,900,000,000)	(26,800,000,000)
Total subject to enforceable master netting agreements, net	64,600,000,000	84,800,000,000
Total not subject to enforceable master netting agreements	32,400,000,000	32,000,000,000
Total, gross	131,900,000,000	143,600,000,000
Total, net	97,000,000,000	116,800,000,000
of which reported at fair value	54,732,000,000	76,104,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	28,300,000,000	25,600,000,000
Derivatives, financial instruments	8,500,000,000	9,900,000,000
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	19,800,000,000	15,700,000,000
Securities sold under repurchase agreements, net	38,000,000,000	59,700,000,000
Securities sold under repurchase agreements, financial instruments	38,000,000,000	59,700,000,000
Securities sold under repurchase agreements, cash collateral received/pledged	0	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	7,800,000,000	6,600,000,000
Securities lending transactions, financial instruments	7,600,000,000	6,200,000,000
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	200,000,000	400,000,000
Obligation to return securities received as collateral, at fair value, net	18,800,000,000	18,500,000,000
Obligation to return securities received as collateral, financial instruments	18,100,000,000	17,500,000,000
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	700,000,000	1,000,000,000
Total financial liabilities subject to enforceable, net	92,900,000,000	110,400,000,000
Total financial liabilities subject to enforceable, financial instruments	72,200,000,000	93,300,000,000
Total financial liabilities subject to enforceable, cash collateral received/pledged	0	0
Total financial liabilities subject to enforceable, net exposure	20,700,000,000	17,100,000,000
Bank | Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	36,900,000,000	36,600,000,000
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	500,000,000	400,000,000
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(34,900,000,000)	(26,800,000,000)
Total, gross	105,000,000,000	120,800,000,000
Total, net	70,100,000,000	94,000,000,000
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	26,900,000,000	22,800,000,000
Total, net	26,900,000,000	22,800,000,000
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	256,200,000,000	267,100,000,000
Offsetting	(255,800,000,000)	(267,000,000,000)
Total net derivatives subject to enforceable master netting agreements	400,000,000	100,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	400,000,000	100,000,000
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	352,800,000,000	290,100,000,000
Offsetting	(326,400,000,000)	(265,500,000,000)
Total net derivatives subject to enforceable master netting agreements	26,400,000,000	24,600,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	26,400,000,000	24,600,000,000
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,600,000,000	16,000,000,000
Offsetting	(13,100,000,000)	(15,100,000,000)
Total net derivatives subject to enforceable master netting agreements	1,500,000,000	900,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,500,000,000	900,000,000
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	460,400,000,000	440,200,000,000
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	250,100,000,000	262,000,000,000
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	210,300,000,000	178,000,000,000
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	200,000,000
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	99,200,000,000	68,400,000,000
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	99,000,000,000	68,200,000,000
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200,000,000	200,000,000
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	29,300,000,000	33,700,000,000
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,300,000,000	18,600,000,000
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,000,000,000	15,100,000,000
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,600,000,000	26,300,000,000
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	6,100,000,000	5,100,000,000
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	19,500,000,000	21,200,000,000
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	9,100,000,000	4,600,000,000
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8,700,000,000	4,100,000,000
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	400,000,000	500,000,000